As filed with the Securities and Exchange Commission on
April 11, 2011
Registration No. 33-2710
811-4616

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 27 ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ☑
ACT OF 1940
Amendment No. 28 ☑
(Check appropriate box or boxes)

PUTNAM HIGH YIELD ADVANTAGE FUND
(Exact name of Registrant as Specified in Charter)
One Post Office Square, Boston, Massachusetts 02109
(Address of principal executive offices) (Zip Code)
Registrant’s Telephone Number, including Area Code
(617) 292-1000

It is proposed that this filing will become effective
(check appropriate box)
☐	immediately upon filing pursuant to paragraph ( b)

☑	on March 30, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BETH S. MAZOR, Vice President
PUTNAM HIGH YIELD ADVANTAGE FUND
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)

Copy to:
JOHN W. GERSTMAYR, Esquire
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600

TABLE OF CONTENTS

SIGNATURES
SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 11th day of April, 2011.

Putnam High Yield Advantage Fund
By:	/s/ Jonathan S. Horwitz, Executive Vice
President, Treasurer, Principal Executive Officer
and Compliance Liaison

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title
John A. Hill**	Chairman of the Board and Trustee

Jameson A. Baxter**	Vice Chairman of the Board and Trustee

Robert L. Reynolds**	President and Trustee

Jonathan S. Horwitz**	Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison

Steven D. Krichmar**	Vice President and Principal Financial Officer

Janet C. Smith**	Vice President, Assistant Treasurer and Principal Accounting Officer

Ravi Akhoury***	Trustee

Barbara M. Baumann*	Trustee

Charles B. Curtis**	Trustee

Robert J. Darretta**	Trustee

Paul L. Joskow**	Trustee

Kenneth R. Leibler**	Trustee

Robert E. Patterson**	Trustee

George Putnam, III**	Trustee

W. Thomas Stephens**	Trustee

By:	/s/ Jonathan S. Horwitz, as Attorney-in-Fact
April 11, 2011

*	Signed pursuant to power of attorney filed herewith.

**	Signed pursuant to the power of attorney filed with Post- Effective Amendment No. 25 to the Registrant’s Registration Statement on March 30, 2010.

***	Signed pursuant to the power of attorney filed with Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on March 25, 2009.